Summary of Significant Accounting Policies and Going Concern (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Beginning Balance	$ 258,296		$ 129,000
Fair Value of derivative related to assignment and restatement of note	78,471
Reduction of derivative recorded as gain on extinguishment upon conversion	(78,471)	(111,818)
Warrant exercise (partial)	(68,232)
Fair Value adjustment - warrants	8,734
Fair Value adjustments – convertible note	(593)
Decrease in fair value of earn-out payable			(129,000)
Initial Fair Value of derivative recorded as discount	78,471	85,000
Initial Fair Value of derivative recorded as expense		74,463
Reclassifications of Fair Value of Warrants from equity		261,484
Fair value adjustments for the year		(50,833)
Ending Balance	$ 198,205	$ 258,296